Income Taxes - Summary of Movements In Deferred Tax Balances (Detail) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Deferred tax assets	€ 1,381	€ 1,134	€ 159
Deferred tax liabilities	€ (6,976)	(2,750)
Net deferred tax		(1,616)	159
Deferred Tax Asset Accruals [Member]
Statement [line items]
Deferred tax assets			96
Deferred Tax Asset Tax losses [Member]
Statement [line items]
Deferred tax assets		14,213	2,223
Deferred Tax Asset Other [Member]
Statement [line items]
Deferred tax assets		202	360
Deferred Tax Liabilities Tangible And Intangible Fixed Assets [Member]
Statement [line items]
Deferred tax liabilities		(16,031)	(2,520)
Movements in Deferred Tax Balances [Member]
Statement [line items]
Deferred tax assets		14,415	2,679
Deferred tax liabilities		€ (16,031)	€ (2,520)